Long-term assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2023

	Goodwill	Licenses and Spectrum	Customer Lists	IRUs	Trademarks	Other (i)	Total
	(US$ millions)
Opening balance, net	4,059	1,094	864	40	910	394	7,361
Additions	—	406	—	1	—	115	522
Amortization charge	—	(116)	(96)	(12)	—	(137)	(361)
Impairment	—	—	—	—	—	(1)	(1)
Transfers	—	4	—	1	—	11	16
Exchange rate movements	48	171	1	4	—	26	249
Closing balance, net	4,107	1,558	769	33	910	408	7,785
Cost or valuation	4,107	2,407	1,206	178	1,243	1,275	10,416
Accumulated amortization and impairment	—	(849)	(437)	(145)	(333)	(867)	(2,631)
Net	4,107	1,558	769	33	910	408	7,785

Movements in intangible assets in 2022

	Goodwill	Licenses and Spectrum	Customer Lists	IRUs	Trademarks	Other (i)	Total
	(US$ millions)
Opening balance, net	4,098	1,120	970	71	920	379	7,558
Additions	—	195	—	1	—	150	345
Amortization charge	—	(96)	(106)	(14)	(1)	(130)	(345)
Impairment (ii)	—	—	—	—	—	(6)	(6)
Disposals, net	—	(9)	—	—	—	—	(9)
Transfer to/from held for sale	(12)	(18)	—	(17)	(10)	(2)	(57)
Transfers	—	(7)	—	3	—	28	24
Exchange rate movements	(26)	(91)	—	(4)	—	(25)	(147)
Closing balance, net	4,059	1,094	864	40	910	394	7,361
Cost or valuation	4,059	1,786	1,199	158	1,237	1,133	9,573
Accumulated amortization and impairment	—	(692)	(335)	(118)	(327)	(740)	(2,212)
Net	4,059	1,094	864	40	910	394	7,361
(i)    Other includes mainly software costs
(ii) During the year ended December 31, 2022, Millicom early terminated an IT software contract and also decommissioned the existing software. As a result, Millicom recorded a settlement provision of $7 million under operating expenses and recorded a decommissioning cost of this software for a total amount of $12 million, as accelerated amortization and impairment charges.
Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2023	2022	2021
	(US$ millions)
Additions	150	258	126
Change in accruals and payables for intangibles	(16)	(79)	(29)
Cash used for additions	133	179	98
Cash used for property, plant and equipment

	2023	2022	2021
	(US$ millions)
Additions	694	823	787
Change in advances to suppliers	3	(3)	(6)
Change in accruals and payables for property, plant and equipment	116	(20)	(40)
Other	—	—	(1)
Cash used	814	800	740

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs)

	2023	2022
	(US$ millions)
Guatemala (see note A.1.2.)	2,470	2,470
Panama	907	907
El Salvador	194	194
Costa Rica	135	118
Paraguay	44	44
Colombia	155	123
Nicaragua	197	199
Bolivia	3	3
Total	4,107	4,059

Allocation of indefinite useful life trademarks to cash generating units (CGUs)

	2023	2022
	(US$ millions)
Guatemala	910	910
Total	910	910
The most significant estimates used for the 2023 and 2022 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%)
	2023	2022	2023	2022	2023	2022	2023	2022
Bolivia	41.3	41.2	13.6	15.2	1.0	1.0	15.4	9.8
Colombia	39.6	36.0	12.3	17.2	2.0	2.0	10.7	11.4
Guatemala	53.3	51.2	11.3	11.6	1.0	1.0	9.7	10.1
Costa Rica	39.8	37.5	16.2	15.5	2.0	2.0	10.1	11.8
El Salvador	41.7	41.0	13.6	13.0	1.0	1.0	12.1	14.1
Nicaragua	47.5	46.8	13.8	14.5	3.0	2.5	15.5	15.0
Panamá	46.5	46.9	13.1	14.9	1.0	1.0	8.9	8.8
Paraguay	46.8	44.5	14.5	14.9	1.0	1.0	9.8	10.0

(i) Average is computed over the period covered by the plan.
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables	2023	2022
WACC rates	+/- 2	+/-2
Perpetual growth rates	+/-1	+/-1
Operating variables
EBITDA margin	+/-2	+/-2
CAPEX intensity	+/-1	+/-1
At December 31, 2023 the sensitivity analysis shows a comfortable headroom between the recoverable amounts and the carrying values for all CGUs, except for Nicaragua (at December 31, 2022, except for Colombia and Nicaragua).
If the assumptions used in the impairment test were changed to a greater extent than as presented in the following table, the changes would, in isolation, trigger a potential impairment loss being recognised for the following CGUs in the years ended December 31, 2023 and December 31, 2022 .

	2023	2022
Change required for carrying value to equal recoverable amount	CGU	CGU
	Nicaragua	Colombia	Nicaragua
Financial variables
WACC rate	+154bps	+82bps	+117bps
Perpetual growth rates	n/a	n/a	n/a
Operating variables
Average EBITDA margin	n/a	+-107bps	n/a
CAPEX intensity	n/a	+13bps	n/a

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	Up to 40 years
Networks (including civil works)	5 to 25 years
Other	2 to 7 years
Movements in tangible assets in 2023

	Network Equipment	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,340	180	418	50	2,989
Additions	161	2	525	5	693
Impairments/reversal of impairment, net	(2)	—	—	—	(2)
Disposals, net	(16)	—	(3)	—	(20)
Depreciation charge	(751)	(19)	—	(25)	(794)
Asset retirement obligations	29	1	—	—	30
Transfers	566	(2)	(570)	13	6
Exchange rate movements	165	13	24	1	203
Other	14	(12)	—	—	2
Closing balance, net	2,507	162	394	44	3,107
Cost or valuation	8,924	310	394	352	9,980
Accumulated depreciation and impairment	(6,417)	(148)	—	(307)	(6,873)
Net at December 31, 2023	2,507	162	394	44	3,107

Movements in tangible assets in 2022

	Network equipment	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,691	200	428	63	3,382
Additions	157	3	655	9	823
Impairments/reversal of impairment, net	—	—	—	1	—
Disposals, net	(16)	(5)	(8)	—	(29)
Depreciation charge	(791)	(21)	—	(28)	(840)
Asset retirement obligations	17	—	—	—	18
Transfers	577	22	(632)	12	(21)
Transfers from/(to) assets held for sale (see note E.4.)	(141)	(6)	(13)	(6)	(166)
Exchange rate movements	(153)	(12)	(11)	(2)	(178)
Closing balance, net	2,340	180	418	50	2,989
Cost or valuation	8,071	348	418	345	9,183
Accumulated depreciation and impairment	(5,731)	(168)	—	(296)	(6,194)
Net at December 31, 2022	2,340	180	418	50	2,989
(i) Other mainly includes office equipment and motor vehicles.
Disclosure of movement in right of use assets
Movements in right of use assets in 2023

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Other network equipment	Capacity	Other	Total
	(US$ millions)
Opening balance, net	142	181	505	16	28	13	884
Additions	4	10	42	—	7	1	63
Modifications	6	27	51	2	1	—	87
Disposals	(1)	(2)	(1)	—	—	—	(5)
Depreciation	(38)	(45)	(90)	(1)	(6)	(3)	(183)
Asset retirement obligations	—	(1)	(2)	—	—	—	(3)
Transfers	1	7	2	(2)	(2)	(1)	4
Exchange rate movements	16	2	31	—	—	—	50
Other	—	(2)	—	—	—	—	(2)
Closing balance, net	130	177	537	16	27	9	896
Cost of valuation	280	369	929	26	47	21	1,671
Accumulated depreciation and impairment	(150)	(192)	(392)	(10)	(19)	(12)	(776)
Net at 31 December 2023	130	177	537	16	27	9	896

Movements in right of use assets in 2022

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	169	201	587	29	25	13	1,024
Additions	23	23	77	—	2	2	127
Modifications	11	18	104	—	1	1	135
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(3)	(1)	(5)	—	—	—	(9)
Depreciation	(38)	(42)	(83)	(5)	(4)	(3)	(176)
Asset retirement obligations	—	2	—	—	1	—	3
Transfers	—	(14)	17	3	(7)	—	(2)
Transfer to/from held for sale	(3)	(2)	(158)	—	—	—	(163)
Exchange rate movements	(16)	(4)	(34)	—	—	—	(54)
Closing balance, net	142	181	505	28	16	13	884
Cost of valuation	249	325	780	39	28	22	1,442
Accumulated depreciation and impairment	(107)	(144)	(275)	(11)	(11)	(9)	(558)
Net at 31 December 2022	142	181	505	28	16	13	884
Apart from the impact of the disposal of the Group's operations in Tanzania, there have been no unusual significant events affecting lease liabilities (and right-of-use assets) during the year ended December 31, 2022.